GOODWILL AND INTANGIBLE ASSETS, NET - Summary of Intangible Assets, Net (Detail) € in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 28, 2023 USD ($)	Jun. 28, 2023 EUR (€)
Goodwill And Intangible Assets [Line Items]
Total Finite-Lived Intangible Assets, Net	$ 270,903
Total intangible assets, net	270,903	$ 288,710
Trademarks [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets	4,219	4,229
Finite-Lived Intangible Assets, Accumulated Amortization	(311)	0
Total Finite-Lived Intangible Assets, Net	3,908	4,229
Concession [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets	213,038	211,929
Finite-Lived Intangible Assets, Accumulated Amortization	(67,395)	(45,076)
Total Finite-Lived Intangible Assets, Net	145,643	166,853
Cyprus License [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets	80,041	70,785	$ 73,928	€ 68,031
Finite-Lived Intangible Assets, Accumulated Amortization	(8,366)	(4,449)
Total Finite-Lived Intangible Assets, Net	71,675	66,336
Gaming Subconcession [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets	16,127	17,089
Finite-Lived Intangible Assets, Accumulated Amortization	(360)	0
Total Finite-Lived Intangible Assets, Net	15,767	17,089
Software and Software Development Costs [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets	71,689	66,601
Finite-Lived Intangible Assets, Accumulated Amortization	(47,971)	(39,409)
Total Finite-Lived Intangible Assets, Net	23,718	27,192
Proprietary Rights [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets	16,371	11,996
Finite-Lived Intangible Assets, Accumulated Amortization	(6,179)	(4,985)
Total Finite-Lived Intangible Assets, Net	$ 10,192	$ 7,011